Amounts Receivable	12 Months Ended
Apr. 30, 2022
Trade And Other Receivables [Abstract]
Amounts Receivable
5.	Amounts receivable

	April 30, 2022	April 30, 2021
Taxes receivable	$1,113	$660
Trades receivable	315	380
Other	152	130
	$1,580	$1,170